Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Movements in Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 5,741	$ 80,528
Disposal		(25,539)
Transfer		4,118
Derecognition upon acquisition of subsidiaries		(66,190)
Total gains in profit or loss		12,804
Exchange realignment	122	20
Balance	$ 5,863	$ 5,741